3. Significant Accounting Policies: Share Issuance Costs (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Share Issuance Costs

(h)    Share Issuance Costs

Professional, consulting, regulatory and other costs directly attributable to financing transactions are recorded as deferred financing costs until the financing transactions are completed, if the completion of the transaction is considered likely; otherwise they are expensed as incurred. Share issue costs are charged to share capital when the related shares are issued. Deferred financing costs related to financing transactions that are not completed are charged to expenses.